Earnings per unit and cash distributions - Additional Information (Detail) - $ / shares		12 Months Ended
	Aug. 06, 2014	Dec. 31, 2015	Dec. 31, 2014
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests	49.00%
Common units outstanding (in shares)		20,125,000	20,125,000
Subordinate units outstanding (in shares)		20,125,000	20,125,000
Percentage of general partner interest		2.00%
General partners, shares outstanding (in shares)		821,429	821,429
Minimum per share quarterly distribution (in dollars per share)	$ 0.2625	$ 0.2625
Annual distribution per unit		$ 1.05
General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of general partner interest		2.00%
Thereafter Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of general partner interest		2.00%
Thereafter Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		50.00%
Thereafter Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		48.00%
First Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		2.00%
First Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		98.00%
Distribution Two [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		2.00%
Distribution Two [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		98.00%
Distribution Three [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		2.00%
Distribution Three [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		98.00%
First Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.301875
First Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of general partner interest		2.00%
First Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		98.00%
Second Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.328125
Second Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of general partner interest		2.00%
Second Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		85.00%
Second Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		13.00%
Third Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.39375
Third Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of general partner interest		2.00%
Third Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		75.00%
Third Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage		23.00%
Common Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests		49.00%
Common units outstanding (in shares)		20,125,000
Percentage of units held by VTTI partners		100.00%
Subordinate Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests		49.00%
Percentage of subordinated units held by the public		100.00%
Subordinate units outstanding (in shares)		20,125,000